UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5527

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	02/28/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New Jersey Municipal Money Market Fund, Inc.
February 28, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.2%	Rate (%)		Date	Amount ($)	Value ($)

New Jersey--95.9%
Aberdeen Township,
GO Notes (Insured; MBIA)		4.00	8/1/07	600,000	600,485
Alexandria Township,
GO Notes, BAN		4.25	12/18/07	1,650,000	1,657,637
Bergen County Improvement
Authority, MFHR (Kentshire
Apartments Project) (Insured;
FNMA and Liquidity Facility;
FNMA)		3.55	3/7/07	15,000,000 a	15,000,000
Berkeley Township,
BAN		3.70	3/9/07	2,350,000	2,350,050
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(Cooper Health System
Obligated Group Issue) (LOC;
Commerce Bank N.A.)		3.75	3/7/07	7,000,000 a	7,000,000
Camden County Improvement
Authority, MFHR (Liberty Park
Housing Project) (Liquidity
Facility; Merrill Lynch)		3.75	3/7/07	7,255,000 a,b	7,255,000
Camden County Improvement
Authority, Special Revenue
(Congregation Beth El Project)
(LOC; Commerce Bank N.A.)		3.70	3/7/07	2,075,000 a	2,075,000
Cranford Township,
BAN		4.00	1/4/08	2,250,394	2,255,896
Deptford Township,
GO Notes, BAN		4.50	7/20/07	4,086,500	4,095,602
Egg Harbor,
GO Notes, BAN		4.50	6/1/07	4,399,900	4,406,324
Essex County Improvement
Authority, Revenue (The
Children's Institute Project)
(LOC; Wachovia Bank)		3.73	3/7/07	1,795,000 a	1,795,000
Hammonton,
GO Notes, BAN		4.00	1/11/08	3,660,000	3,669,157
Irvington Township,
GO Notes, BAN		4.50	3/15/07	1,463,700	1,464,165
Lower Municipal Township Utilities
Authority, Project Note		4.25	2/27/08	2,500,000	2,511,959
Mercer County Improvement
Authority, Revenue (Children's
Home Society Project) (LOC;
Wachovia Bank)		3.73	3/7/07	200,000 a	200,000
Montclair Township,
Temporary Notes		4.25	3/15/07	2,000,000	2,000,476

New Jersey,
TRAN	4.50	6/22/07	25,000,000	25,069,721
New Jersey Building Authority,
State Building Revenue	6.00	6/15/07	1,500,000	1,509,311
New Jersey Building Authority,
State Building Revenue, Lease
Appropriation (Putters
Program) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.69	3/7/07	3,780,000 a,b	3,780,000
New Jersey Economic Development
Authority, EDR (A. F. L.
Quality Inc. Project) (LOC;
Bank of America)	3.52	3/7/07	1,080,000 a	1,080,000
New Jersey Economic Development
Authority, EDR (Epiphany House
Inc. Project) (LOC; Wachovia
Bank)	3.73	3/7/07	2,790,000 a	2,790,000
New Jersey Economic Development
Authority, EDR (International
Processing Corporation
Project) (LOC; Bank of America)	3.72	3/7/07	900,000 a	900,000
New Jersey Economic Development
Authority, EDR (Marco
Holdings, LLC Project) (LOC;
Wachovia Bank)	3.78	3/7/07	815,000 a	815,000
New Jersey Economic Development
Authority, EDR (Parke Place
Associates Project) (LOC;
Commerce Bank N.A.)	3.80	3/7/07	1,305,000 a	1,305,000
New Jersey Economic Development
Authority, EDR (Republic
Services Inc. Project) (LOC;
Bank of America)	3.52	3/7/07	2,400,000 a	2,400,000
New Jersey Economic Development
Authority, EDR (Stamato Realty
LLC Project) (LOC; Comerica
Bank)	3.72	3/7/07	4,855,000 a	4,855,000
New Jersey Economic Development
Authority, EDR (Stone Brothers
Secaucus Project) (LOC; Valley
National Bank)	3.70	3/7/07	2,900,000 a	2,900,000
New Jersey Economic Development
Authority, EDR (Superior
Bakers, Inc./Ginsburg Bakery,
Inc. Project) (LOC; PNC Bank
N.A.)	3.66	3/7/07	1,835,000 a	1,835,000
New Jersey Economic Development
Authority, EDR, Refunding (New
Jersey Foreign Trade Zone
Venture Project) (LOC; The
Bank of New York)	3.66	3/1/07	13,545,000 a	13,545,000
New Jersey Economic Development
Authority, EDR, Refunding (R.

Realty Co. Project) (LOC;
Wachovia Bank)	3.68	3/7/07	930,000 a	930,000
New Jersey Economic Development
Authority, IDR (Advanced
Drainage Systems, Inc.
Project) (LOC; National City
Bank)	3.67	3/7/07	9,000,000 a	9,000,000
New Jersey Economic Development
Authority, LR (Putters
Program) (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.69	3/7/07	3,405,000 a,b	3,405,000
New Jersey Economic Development
Authority, LR (Somerset Hills
YMCA Project) (LOC; Commerce
Bank N.A.)	3.70	3/7/07	4,100,000 a	4,100,000
New Jersey Economic Development
Authority, Revenue (Buchanan
and Zweigle Project) (LOC;
Wachovia Bank)	3.78	3/7/07	2,270,000 a	2,270,000
New Jersey Economic Development
Authority, Revenue (Catholic
Community Services Project)
(LOC; Wachovia Bank)	3.73	3/7/07	200,000 a	200,000
New Jersey Economic Development
Authority, Revenue (CPC
Behavioral Healthcare Project)
(LOC; Wachovia Bank)	3.73	3/7/07	3,610,000 a	3,610,000
New Jersey Economic Development
Authority, Revenue (Denglas
Technologies, L.L.C. Project)
(LOC; Commerce Bank N.A.)	3.80	3/7/07	250,000 a	250,000
New Jersey Economic Development
Authority, Revenue
(Developmental Disabilities
Association of New Jersey Inc.
Project) (LOC; Wachovia Bank)	3.73	3/7/07	2,320,000 a	2,320,000
New Jersey Economic Development
Authority, Revenue (Falcon
Safety Products, Inc. Project)
(LOC; PNC Bank N.A.)	3.66	3/7/07	2,240,000 a	2,240,000
New Jersey Economic Development
Authority, Revenue (Four
Woodbury Mews Project) (LOC;
Bank of America)	3.76	3/7/07	6,600,000 a	6,600,000
New Jersey Economic Development
Authority, Revenue (RFC
Container Company, Inc.
Project) (LOC; PNC Bank N.A.)	3.66	3/7/07	930,000 a	930,000
New Jersey Economic Development
Authority, Revenue (Rose Hill
Associates Project) (LOC;
Commerce Bank N.A.)	3.80	3/7/07	6,180,000 a	6,180,000
New Jersey Economic Development

Authority, Revenue (Three
Woodbury Mews Project) (LOC;
Bank of America)	3.76	3/7/07	9,525,000 a	9,525,000
New Jersey Economic Development
Authority, Revenue (Young
Men's Christian Association of
Metuchen Project) (LOC;
Wachovia Bank)	3.73	3/7/07	1,355,000 a	1,355,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.25	6/15/07	2,935,000	2,947,910
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/07	1,080,000	1,087,445
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Liquidity Facility; Citibank
NA)	3.69	3/7/07	12,000,000 a,b	12,000,000
New Jersey Economic Development
Authority, School Revenue,
Refunding (Blair Academy)
(LOC; Wachovia Bank)	3.68	3/7/07	5,290,000 a	5,290,000
New Jersey Economic Development
Authority, Special Facility
Revenue (Port Newark Container
Terminal LLC Project) (LOC;
Citibank NA)	3.55	3/7/07	32,400,000 a	32,400,000
New Jersey Economic Development
Authority, Thermal Energy
Facilites Revenue (Thermal
Energy Limited Partnership I
Project) (LOC; Bank One)	3.57	3/7/07	1,800,000 a	1,800,000
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue
(Putters Program) (New Jersey
Transit Corporation Light Rail
Transit System Projects)
(Insured; FSA and Liquidity
Facility; JPMorgan Chase Bank)	3.69	3/7/07	4,170,000 a,b	4,170,000
New Jersey Educational Facilities
Authority, Revenue (Higher
Education Equipment Leasing
Fund Program Issue)	5.00	9/1/07	7,000,000	7,046,822
New Jersey Health Care Facilities
Financing Authority, Revenue
(Wiley Mission Project Issue)
(LOC; Commerce Bank N.A.)	3.65	3/7/07	5,095,000 a	5,095,000
New Jersey Housing and Mortgage
Finance Agency, Revenue
(Merlots Program) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)	3.60	3/7/07	650,000 a,b	650,000

New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	5.50	9/15/07	1,100,000	1,111,066
New Jersey Turnpike Authority,
Turnpike Revenue (Putters
Program) (Insured; MBIA and
Liquidity Facility; JPMorgan
Chase Bank)	3.69	3/7/07	3,395,000 a,b	3,395,000
Newark Housing Authority,
MFHR (Liquidity Facility;
Merrill Lynch)	3.76	3/7/07	4,397,000 a,b	4,397,000
Ocean Township,
GO Notes, BAN	3.75	11/8/07	1,475,000	1,475,489
Passaic County Utilities
Authority, Solid Waste System
Project Notes, Refunding	4.25	2/21/08	9,960,000	10,006,889
Pompton Lakes Borough,
GO Notes, BAN	4.00	3/14/07	2,128,920	2,129,182
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured; FGIC
and Liquidity Facility; Dexia
Credit Locale)	3.70	3/7/07	1,000,000 a,b	1,000,000
Port Authority of New York and New
Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.55	3/5/07	17,730,000	17,730,000
Port Authority of New York and New
Jersey, Revenue (Insured; FGIC
and Liquidity Facility; BNP
Paribas)	3.70	3/7/07	10,000,000 a,b	10,000,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Merlots Program)
(Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3.60	3/7/07	2,390,000 a,b	2,390,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (Liquidity
Facility; Bank of Nova Scotia)	3.69	3/1/07	2,800,000 a	2,800,000
Port Authority of New York and New
Jersey, Special Obligation
Revenue (Versatile Structure
Obligation) (LOC; Bayerische
Landesbank)	3.63	3/1/07	13,400,000 a	13,400,000
Ringwood Borough,
GO Notes, BAN	4.00	11/9/07	1,000,000	1,002,002
Sussex County Municipal Utilities
Authority, Project Notes	4.50	12/28/07	3,200,000	3,220,414
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement

Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.70	3/7/07	6,250,000 a,b	6,250,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.71	3/7/07	10,095,000 a,b	10,095,000
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch Capital
Services)	3.70	3/7/07	3,775,000 a,b	3,775,000
Trenton Parking Authority,
Parking Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.69	3/7/07	4,320,000 a,b	4,320,000
Union County Improvement
Authority, Revenue (Cedar Glen
Housing Corporation Project)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.70	3/7/07	10,110,000 a	10,110,000
Union County Improvement
Authority, Revenue (Oak Park
Apartments Housing Project)
(LOC; IXIS Corporate and
Investment Bank and Liquidity
Facility; Merrill Lynch)	3.78	3/7/07	14,535,000 a,b	14,535,000
University of Medicine and
Dentistry of New Jersey,
Revenue (Insured; AMBAC and
Liquidity Facility; Bank of
America)	3.65	3/7/07	1,600,000 a	1,600,000
Washington Township,
BAN	3.75	6/13/07	3,900,000	3,901,627
Wildwood Crest,
GO Notes, BAN	4.00	3/7/08	1,405,000 c	1,408,372
Wood-Ridge Borough,
GO Notes, BAN	4.25	2/22/08	1,600,000	1,607,254

U.S. Related--3.3%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citigroup Global
Market Holding and LOC;
Citigroup Global Market
Holding)	3.70	3/7/07	1,700,000 a,b	1,700,000
Puerto Rico Housing Finance

Corporation, Home Mortgage
Revenue (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.70	3/7/07	6,040,000 a,b	6,040,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	3.70	3/7/07	5,400,000 a	5,400,000

Total Investments (cost $391,322,255)			99.2%	391,322,255
Cash and Receivables (Net)			.8%	3,347,145
Net Assets			100.0%	394,669,400

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, these securities amounted to $99,157,000 or 25.1% of net assets.
c Purchased on a delayed delivery basis.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW JERSEY MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	April 25, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 25, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)